Average Annual Total Returns - DWS RREEF Global Real Estate Securities Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	Class S MSCI World Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S MSCI World Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S MSCI World Index (reflects no deduction for fees, expenses or taxes) 10 Years	Class S FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses or taxes) 1 Year	Class S FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses or taxes) 5 Years	Class S FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Jul. 03, 2006	(9.93%)	4.23%	5.68%	(13.04%)	1.45%	3.48%	(5.66%)	2.27%	3.60%	Jun. 05, 2017	(6.83%)	4.94%	6.05%	Jul. 03, 2006	(5.24%)	4.67%	5.49%	Jul. 03, 2006	(4.21%)	5.75%	6.64%	Jul. 03, 2006	(4.33%)	5.62%	6.48%	15.90%	12.19%	9.87%	(9.04%)	3.74%	5.44%